Share-based Payment Arrangement (Tables)	12 Months Ended
Dec. 31, 2017
Senao International Co., Ltd. (SENAO) [Member]
Statement [LineItems]
Share-based Compensation Plan
a.	SENAO share-based compensation plan (“SENAO Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
		(In Thousands)	NT$
2012.05.28	2013.05.07	10,000	$70.70 (Original price$93.00)

Outstanding Stock Options

Information about SENAO’s outstanding stock options for the years ended December 31, 2015, 2016 and 2017 was as follows:

	Year Ended December 31, 2015
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	9,027	$84.30
Options exercised	—	—
Options forfeited	(1,240)	—
Options outstanding at end of the year	7,787	81.40

Options exercisable at end of the year	4,049	81.40

	Year Ended December 31, 2016
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	7,787	$81.40
Options exercised	—	—
Options forfeited	(1,200)	—
Options outstanding at end of the year	6,587	76.10

Options exercisable at end of the year	4,947	76.10

	Year Ended December 31, 2017
	Granted on May 7, 2013
	Number of Options	Weighted- average Exercise Price
	(In Thousands)	NT$
Employee stock options
Options outstanding at beginning of the year	6,587	$76.10
Options exercised	—	—
Options forfeited	(661)	—
Options outstanding at end of the year	5,926	70.70

Options exercisable at end of the year	5,926	70.70

Employee Stock Options Outstanding

As of December 31, 2016 information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
NT$	(In Thousands)	(Years)	NT$	(In Thousands)	NT$
$76.10	6,587	2.35	$76.10	4,947	$76.10

As of December 31, 2017 information about employee stock options outstanding was as follows:

Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted- average Remaining Contractual Life	Weighted- average Exercise Price	Number of Options	Weighted- average Exercise Price
NT$	(In Thousands)	(Years)	NT$	(In Thousands)	NT$
$70.70	5,926	1.35	$70.70	5,926	$70.70

Assumptions used to Evaluate Options and Fair Value of Options

SENAO used the fair value method to evaluate the options using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on May 7, 2013
Grant-date share price (NT$)	$93.00
Exercise price (NT$)	$93.00
Dividends yield	—
Risk-free interest rate	0.91%
Expected life	4.375 years
Expected volatility	36.22%
Weighted-average fair value of grants (NT$)	$28.72

SENAO used the fair value method to evaluate share-based payment transaction using the Black-Scholes model and the related assumptions and the fair value of the option were as follows:

	Stock Options Granted on May 23 , 2017	Stock Options Granted on November 17 , 2017
Grant-date share price (NT$)	$53.60	$51.00
Exercise price (NT$)	$49.28	$49.28
Dividends yield	—	—
Risk-free interest rate	0.59%	0.59%
Expected life	9 days	14 days
Expected volatility	12.35%	9.94%
Weighted-average fair value of grants (NT$)	$4.33	$1.75

CHIEF Telecom Inc. (CHIEF) [Member]
Statement [LineItems]
Share-based Compensation Plan
c.	CHIEF share-based compensation plan (“CHIEF Plan”) described as follows:

Effective Date	Grant Date	Stock Options Units	Exercise Price
			NT$
2015.10.22	2015.10.22	2,000	$34.40 (Original price$43.00)
2017.12.18	2017.12.19	950	147.00

Outstanding Stock Options

Information about CHIEF’s outstanding stock options for the years ended December 31, 2015, 2016 and 2017 was as follows:

	For the year ended December 31
	2015		2016
	Granted on October 22, 2015		Granted on October 22, 2015
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	—	$—	2,000	$43.00
Options granted	2,000	43.00	—	—
Options forfeited	—	—	(52)	—
Options outstanding at end of the year	2,000	43.00	1,948	34.40

Option exercisable at end of the year	—	—	—	—

	For the year ended December 31
	2017
	Granted on October 22, 2015		Granted on December 19, 2017
	Number of Options	Weighted Average Exercise Price (NT$)	Number of Options	Weighted Average Exercise Price (NT$)
Employee stock options
Options outstanding at beginning of the year	1,948	$34.40	—	$—
Options granted	—	—	950	147.00
Options forfeited	(12)	—	—	—
Options outstanding at end of the year	1,936	34.40	950	147.00

Option exercisable at end of the year	968	34.40	—	—

Employee Stock Options Outstanding

As of December 31, 2016, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	1,948	3.81	$34.40	—	$—

As of December 31, 2017, information about employee stock options outstanding was as follows:

Granted on October 22, 2015
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$34.40	1,936	2.81	$34.40	968	$34.40

Granted on December 19, 2017
Options Outstanding				Options Exercisable
Range of Exercise Price	Number of Options	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
NT$		(Years)	NT$		NT$
$147.00	950	4.96	$147.00	—	$—

Assumptions used to Evaluate Options and Fair Value of Options

CHIEF used the fair value method to evaluate the options using the Black-Scholes model and binomial option pricing model and the related assumptions and the fair value of the options were as follows:

	Stock Options Granted on October 22, 2015	Stock Options Granted on December 19, 2017
Grant-date share price (NT$)	$39.55	$95.92
Exercise price (NT$)	$43.00	$147.00
Dividends yield	—	—
Risk-free interest rate	0.86%	0.62%
Expected life	5 years	5 years
Expected volatility	21.02%	17.35%
Weighted average fair value of grants (NT$)	$4,863	$2,318

Chunghwa Precision Test Tech. Co., Ltd. (CHPT) [Member]
Statement [LineItems]
Assumptions used to Evaluate Options and Fair Value of Options

CHPT used the fair value method to evaluate the options granted to employees on March 10, 2016 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on March 10, 2016
Grant-date share price (NT$)	$302.46
Exercise price (NT$)	$360.00
Dividends yield	—
Risk-free interest rate	0.37%
Expected life	12 days
Expected volatility	37.43%
Weighted average fair value of grants (NT$)	$0.04

CHPT used the fair value method to evaluate the options granted to employees on September 18, 2017 using the Black-Scholes model and the related assumptions and the fair value of the options were as follows:

Stock Options Granted on September 18, 2017
Grant-date share price (NT$)	$1,295.00
Exercise price (NT$)	$1,267.33
Dividends yield	—
Risk-free interest rate	0.35%
Expected life	4 days
Expected volatility	28.30%
Weighted average fair value of grants (NT$)	$31.60